SCHEDULE OF BALANCE DUE TO RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mr. hon pan se [member] | Long-term borrowings [member]
Disclosure of transactions between related parties [line items]
Relationship	Ultimate beneficial shareholder
Nature of transactions	Long-term loans (Note 14)
Balances due to related parties	$ 12,300,650	$ 12,300,650
Mr. hon pan se [member] | Short-term borrowings [member]
Disclosure of transactions between related parties [line items]
Relationship	Ultimate beneficial shareholder
Nature of transactions	Short-term loans (Note 14)
Balances due to related parties	$ 1,142,024	5,021,638
Mr. hon pan se [member] | Amounts due to an ultimate beneficial shareholder [member]
Disclosure of transactions between related parties [line items]
Relationship	Ultimate beneficial shareholder
Nature of transactions	Amounts due to an ultimate beneficial shareholder
Balances due to related parties	$ 13,442,674	17,322,288
Mr. Ka Wai Se [Member] | Other borrowings [member]
Disclosure of transactions between related parties [line items]
Relationship	Related party of an ultimate beneficial shareholder
Nature of transactions	Other borrowings (Note 13(b))
Balances due to related parties	$ 183,066	536,530
Mr. Ka Chun Se [Member] | Other borrowings [member]
Disclosure of transactions between related parties [line items]
Relationship	Related party of an ultimate beneficial shareholder
Nature of transactions	Other borrowings (Note 13(b))
Balances due to related parties	$ 242,189
Prowood (Cambodia) Flooring Co., Ltd [member] | Contract liabilities [member]
Disclosure of transactions between related parties [line items]
Relationship	Joint control over the entity by ultimate beneficial shareholder
Nature of transactions	Contract liabilities
Balances due to related parties	$ 1,500,000
Nature Flooring Iindusties Inc [member] | Contract liabilities [member]
Disclosure of transactions between related parties [line items]
Relationship	Joint control over the entity by ultimate beneficial shareholder
Nature of transactions	Contract liabilities
Balances due to related parties	$ 509,042
Kunshan Yingyi Trading Limited [Member] | Contract liabilities [member]
Disclosure of transactions between related parties [line items]
Relationship	Joint control over the entity by ultimate beneficial shareholder
Nature of transactions	Contract liabilities
Balances due to related parties	$ 139,113